Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Dec. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Disclosure Other Gains And Charges [Abstract]
Restaurant impairment charges	$ 6,700	$ 3,400	$ 500		$ 1,500	$ 700	$ 10,651	$ 2,255	$ 4,502
Restaurant closure charges							3,780	1,736	3,413
Severance and other benefits	$ 900		200	$ 2,200	900	$ 300	3,304	1,182	2,140
Litigation							(3,191)	(2,753)	39,500
(Gain) loss on the sale of assets, net		1,100	$ 1,800				(2,858)	1,093	(608)
Impairment of investment							1,000	0	0
Acquisition costs		$ 100		$ 600	$ 1,100		700	1,100	0
Impairment of intangible assets							392	645	0
Other							3,402	(494)	277
Other gains and charges							$ 17,180	$ 4,764	$ 49,224